Share-based payments - Employee Share Plan (Details) - Employee Share Plan (ESP)	12 Months Ended
	Sep. 30, 2022 AUD ($) EquityInstruments employee $ / shares shares	Sep. 30, 2021 AUD ($) EquityInstruments employee $ / shares shares
Share-based payments
Number of participants | employee	28,093	27,078
Average number of shares allocated per participant | shares	44	52
Total number of shares allocated | EquityInstruments	1,236,092	1,408,056
Market price per share | $ / shares	$ 22.59	$ 19.20
Total fair value	$ 27,923,318	$ 27,034,675
Other employee benefits	$ 28,000,000	$ 28,000,000